Other equity instruments and own shares (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 17, 2017	Sep. 08, 2017
Other equity instruments and own shares
Fidelity Bonds, nominal value				€ 764	€ 981
Fidelity Bonds, market value	€ 525			€ 525	€ 686
Bank's shares owned by consolidated companies as percentage of issued shared capital	0.024%	0.01%	0.279%
Average purchase price of Bank shares	€ 5.48
Average selling price of Bank shares	€ 5.63
Net effect on equity from purchase and sale of Bank shares	€ 26	€ 15	€ 16